iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Diversified Banks  —  41 .5%
Comerica, Inc. ............................ 162,934 $ 10,077,468
Fifth Third Bancorp ........................ 801,746 33,897,821
First Citizens BancShares, Inc. , Class A
(a)
......... 16,717 35,323,355
KeyCorp ................................ 1,433,986 24,578,520
PNC Financial Services Group, Inc. (The) ......... 564,412 108,846,854
U.S. Bancorp ............................ 2,219,101 106,139,601
318,863,619
a
Regional Banks  —  58 .1%
Bank OZK .............................. 155,050 6,904,377
BOK Financial Corp. ........................ 33,123 3,525,943
Citizens Financial Group, Inc. ................. 637,537 27,898,619
Commerce Bancshares, Inc. .................. 178,773 11,139,346
Cullen/Frost Bankers, Inc. .................... 92,776 12,455,178
East West Bancorp, Inc. ..................... 200,547 19,204,381
First Financial Bankshares, Inc. ................ 188,930 6,810,927
First Horizon Corp. ......................... 766,920 15,445,769
FNB Corp. .............................. 527,303 7,793,538
Glacier Bancorp, Inc. ....................... 164,046 8,238,390
Home BancShares, Inc. ..................... 271,138 7,673,205
Huntington Bancshares, Inc. .................. 2,101,699 34,194,643
M&T Bank Corp. .......................... 236,018 44,373,744
Pinnacle Financial Partners, Inc. ................ 110,716 12,664,803
Popular, Inc. ............................. 103,154 9,702,665
Prosperity Bancshares, Inc. ................... 139,130 10,483,446
Regions Financial Corp. ..................... 1,314,802 30,924,143
SouthState Corp. .......................... 111,341 11,076,203
Synovus Financial Corp. ..................... 206,960 10,602,561
TFS Financial Corp. ........................ 86,235 1,083,112
Security Shares Value
a
Regional Banks (continued)
Truist Financial Corp. ....................... 1,888,361 $ 81,917,100
UMB Financial Corp. ....................... 65,150 7,352,829
United Bankshares, Inc. ..................... 195,773 7,351,276
Valley National Bancorp ..................... 698,289 6,326,498
Webster Financial Corp. ..................... 247,969 13,692,848
Western Alliance Bancorp .................... 157,784 13,181,275
Wintrust Financial Corp. ..................... 96,963 12,092,256
Zions Bancorp NA ......................... 213,685 11,592,411
445,701,486
a
Total Long-Term Investments — 99.6%
(Cost: $ 807,122,241 ) ................................ 764,565,105
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.63%
(b) (c) (d)
............................ 430,835 431,050
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(b) (c)
............................. 1,063,158 1,063,158
a
Total Short-Term Securities — 0.2%
(Cost: $ 1,494,208 ) .................................. 1,494,208
Total Investments — 99.8%
(Cost: $ 808,616,449 ) ................................ 766,059,313
Other Assets Less Liabilities — 0 .2% ..................... 1,198,248
Net Assets — 100.0% ................................. $ 767,257,561
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 494,860  $ —  $ (64,297)
(a)
$ 471  $ 16  $ 431,050  430,835  $ 426
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 864,846  198,312
(a)
—  —  —  1,063,158  1,063,158  39,474  —
$ 471  $ 16
$ 1,494,208
$ 39,900  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Regional Banks ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 17 03/21/25 $ 2,555 $ (31,662)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 764,565,105  $ —  $ —  $ 764,565,105
Short-Term Securities
Money Market Funds ...................................... 1,494,208  —  —  1,494,208
$ 766,059,313  $ —  $ —  $ 766,059,313
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (31,662) $ —  $ —  $ (31,662)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.